Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Schedule of property, plant and equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total

	(in thousands)
Cost
Balance at January 1, 2022	$41,828	75,383	77,441	49,227	13,127	46,442	447	303,895
Additions	—	1,129	2,730	1,946	1,301	4,030	2,210	13,346
Transfers	—	—	335	112	—	—	(447)	—
Disposals	—	(37)	(2)	(1,861)	(152)	(2,163)	—	(4,215)
Disposal of subsidiary	—	—	—	—	(103)	(225)	—	(328)
Effect of exchange rate changes	—	—	—	—	(168)	(371)	—	(539)
Balance at December 31, 2022	41,828	76,475	80,504	49,424	14,005	47,713	2,210	312,159
Additions	—	1,239	14,977	2,415	1,010	5,911	2,621	28,173
Consolidation through obtaining control of subsidiary	—	—	—	—	6	—	—	6
Transfers	—	67	334	2	—	—	(403)	—
Reclassification to assets held for sale	(4,175)	—	—	—	-	—	—	(4,175)
Disposals	—	—	(1,084)	(1,608)	(1)	(2,770)	—	(5,463)
Effect of exchange rate changes	—	1	1	—	(29)	(82)	—	(109)
Balance at December 31, 2023	$37,653	77,782	94,732	50,233	14,991	50,772	4,428	330,591

Accumulated Depreciation
Balance at January 1, 2022	$—	28,800	63,395	40,941	10,859	26,664	—	170,659
Depreciation for the year	—	4,212	4,964	3,125	1,132	6,531	—	19,964
Disposals	—	(37)	(2)	(1,861)	(152)	(1,969)	—	(4,021)
Disposal of subsidiary	—	—	—	—	(57)	(92)	—	(149)
Effect of exchange rate changes	—	—	—	—	(141)	(291)	—	(432)
Balance at December 31, 2022	—	32,975	68,357	42,205	11,641	30,843	—	186,021
Depreciation for the year	—	4,325	4,985	3,241	1,054	6,323	—	19,928
Disposals	—	—	(1,081)	(1,596)	(1)	(2,711)	—	(5,389)
Effect of exchange rate changes	—	—	—	—	(25)	(53)	—	(78)
Balance at December 31, 2023	$—	37,300	72,261	43,850	12,669	34,402	—	200,482

Carrying amounts
At December 31, 2022	$41,828	43,500	12,147	7,219	2,364	16,870	2,210	126,138
At December 31, 2023	$37,653	40,482	22,471	6,383	2,322	16,370	4,428	130,109

Schedule of estimated useful lives of property plant and equipment

Buildings	25 years
Building improvements	4-16 years
Machinery	4-10 years
Research and development equipment	2-6 years
Office furniture and equipment	3-8 years
Others	2-15 years

Schedule of lease liabilities

	December 31,	December 31,
	2022	2023

	(in thousands)
Current portion (classified under other current liabilities)	$4,218	4,636
Non-current portion (classified under other non-current liabilities)	7,457	6,744
	$11,675	11,380

Schedule of additional lease information

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Expenses relating to short-term leases	$162	364	73
Expenses relating to low-value asset leases	$342	113	368
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$1,874	2,920	2,195

Schedule of reconciliation of lease liabilities to cash flows arising from financing activities

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$15,860	11,675
Change from financing activities:
Payment of lease liabilities	(4,294)	(4,830)
Total change from financing activities	(4,294)	(4,830)
Other changes:
New lease	2,395	4,267
Interest expense	222	167
Interest paid	(222)	(167)
Lease modifications	(194)	(75)
Disposal of subsidiary	(138)	—
Effect of exchange rate changes	(1,954)	343
Total liability-related other changes	109	4,535
Balance at end of year	$11,675	11,380